Important Notice Regarding Change in
ETF Name, Index and Related Matters
SPDR® Series Trust
Supplement Dated August 19, 2011
to the
Prospectus Dated October 31, 2010, as supplemented
and to the
Statement of Additional Information (“SAI”) Dated October 31, 2010, as supplemented
The following changes will take effect for each Fund on or around the end of October 2011.

Current		New
ETF Name (Ticker)	Index	ETF Name (Ticker)	Index
SPDR KBW Bank ETF (KBE)	KBW Bank Index	SPDR S&P Bank ETF (KBE)	S&P Banks Select Industry Index

SPDR KBW Capital Markets ETF (KCE)	KBW Capital Markets Index	SPDR S&P Capital Markets ETF (KCE)	S&P Capital Markets Select Industry Index

SPDR KBW Insurance ETF (KIE)	KBW Insurance Index	SPDR S&P Insurance ETF (KIE)	S&P Insurance Select Industry Index

SPDR KBW Mortgage FinanceSM ETF (KME)	KBW Mortgage Finance Index	SPDR S&P Mortgage Finance ETF (KME)	S&P Mortgage Finance Select Industry Index

SPDR KBW Regional BankingSM ETF (KRE)	KBW Regional Banking Index	SPDR S&P Regional Banking ETF (KRE)	S&P Regional Banks Select Industry Index
It is anticipated that information regarding each S&P Index may be viewed at www.standardandpoors.com commencing in September 2011.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SPDRSTSUPP6